Details of Cash From Operating Activities - Details of Items Not Involving Current Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Cash Flows [Abstract]
Depreciation and amortization	$ 1,173	$ 1,056
Amortization of other assets included in cost of goods sold	134	135
Impairment charges	81
Other non-cash charges	(2)	27
Deferred income taxes	(3)	22
Equity income in excess of dividends received	(6)	(9)
Non-cash portion of Other expense, net	(71)
Items not involving current cash flows	$ 1,306	$ 1,231